Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Non controlling interest, percentage	51.05%
Restricted cash	$ 1,054,286	$ 454,312
Notes receivables		765,967
Impairment of long-lived assets	3,109,922
Advance from customers	894,174	832,842
Contract liabilities as revenue	$ 126,333	279,423	1,832,391
Number of operating segments	1
Selling and handling costs	$ 54,473	96,997	97,719
Research and development expenses	6,557,208	8,459,765	13,367,396
Government grants	$ 434,604	4,006,567	6,298,893
VAT, description	Revenue is recognized net of value-added taxes (“VAT”). VAT is based on gross sales price and the VAT rate applicable to the Company is 17% for the period from the beginning of 2018 till the end of April 2018, then changed to 16% from May 2018 to the end of March 2019, and changed to 13% since April 2019. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities. Pursuant to Caishui (2011) No. 100 issued by the State Tax Bureau of the PRC, Zhejiang Ebang and Ebang IT are qualified as enterprises selling self-developed software products and enjoying a tax refund for the excess of 3% of their actual tax burden after the VAT is levied at the 17% or 16% or 13% tax rate since January 2011.
VAT refund			$ 9,138
Tax benefit percentage	50.00%
Statutory reserve, description	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Hangzhou Dewang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non controlling interest, percentage	51.05%